Document and Entity Information	Sep. 07, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 7, 2021, Cincinnati Bell, Inc. (the “Company”) filed a Current Report on Form 8-K (the “September 7, 2021 Current Report”) to report, among other things, the completion of the merger of an affiliate of Red Fiber Parent LLC into the Company effective as of that date, with the Company surviving the merger as an indirect wholly-owned subsidiary of Red Fiber Holdings LLC (the “Merger”).This Amendment No. 1 to the September 7, 2021 Form 8-K is being filed to amend Item 5.02 of the September 7, 2021 Current Report to additionally report that, in connection with the completion of the Merger, amended and restated employment agreements between the Company and each of Leigh R. Fox, the Company’s President and Chief Executive Officer; Thomas E. Simpson, the Company’s Chief Operating Officer; Christi H. Cornette, the Company’s Chief Culture Officer; Christopher J. Wilson, the Company’s Vice President and General Counsel; and Joshua T. Duckworth, the Company’s Vice President-Treasury, Corporate Finance and Investor Relations, became effective.Each of the amended and restated employment agreements has an initial term of one year, which automatically renews annually for an additional period of one year, subject to earlier termination as provided in the respective agreement. Each agreement also provides that the executive will receive an annual base salary of at least a specified amount ($670,000 for Mr. Fox, $463,500, for Mr. Simpson, $391,400 for Ms. Cornette, $379,040 for Mr. Wilson, and $231,750 for Mr. Duckworth) and an annual bonus targeted at not less than 100% of his or her base salary (60% for Mr. Duckworth), and that annually he or she will receive a formal performance review and be considered for base salary and/or bonus target increases.Under each of the amended and restated employment agreements, the Company is not permitted to terminate the executive’s employment within one year after the effective date of the agreement other than for cause or the executive’s death or disability. If the executive’s employment thereafter is terminated by the Company without cause or if constructive termination is deemed to have occurred, the executive will be entitled to receive, in addition to his or her accrued but unpaid compensation, a lump sum payment equal to two times his then current base salary plus continued access to medical, dental and vision coverage for a period of up to 18 months or, at the Company’s option, a lump sum payment equal to the amount the executive would be required to pay to continue group health coverage for 18 months.Each agreement also provides that the executive will not compete with the Company, nor solicit customers or employees of the Company, nor interfere with the Company’s business in any other way, for a period of two years following termination of employment.
Document Period End Date	Sep. 07, 2021
Entity File Number	001-8519
Entity Registrant Name	CINCINNATI BELL INC.
Entity Central Index Key	0000716133
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-1056105
Entity Address, Address Line One	221 East Fourth Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	397-9900
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false